Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Receivables, allowances	$ 29,669	$ 54,744
Common shares, par value	$ 0.01	$ 0.01